FIRST EAGLE VARIABLE FUNDS

First Eagle Overseas Variable Fund

1345 Avenue of the Americas

New York, New York 10105

(800) 334-2143

SUPPLEMENT DATED JULY 5, 2017

TO STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2017

This Supplement is intended to highlight certain changes to the Statement of Additional Information dated April 30, 2017. Please review these matters carefully.

Effective June 5, 2017, JPMorgan Chase Bank, N.A. serves as the Fund Administrator and Custodian to First Eagle Variable Funds. References in the Statement of Additional Information to State Street Bank & Trust Co. or State Street Corporation, the prior provider of these services, are replaced with JPMorgan Chase Bank, N.A. The address of JPMorgan Chase Bank, N.A. is 4 Chase Metrotech Center, Floor 16, Brooklyn, New York, 11245.

Additionally, on June 30, 2017, Mehdi Mahmud, Chief Executive Officer of First Eagle Investment Management, LLC, was appointed President of First Eagle Variable Funds. His predecessor in that role, John Arnhold, continues to serve as a member of the Board of Trustees of the Fund.

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The information in this Supplement modifies the First Eagle Variable Funds’ Statement of Additional Information dated April 30, 2017. In particular, and without limitation, the information contained in this Supplement modifies (and if inconsistent, replaces) information contained in the sections of the Statement of Additional Information entitled “Custody of Portfolio” and “Management of the Trust—Officers.” Information for Mr. Mahmud as it would appear in the table of officers on page 23 is as follows:

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five (5) Years
Mehdi Mahmud 1345 Avenue of the Americas New York, New York 10105 (born September 1972)	President	June 2017 to present	President and Chief Executive Officer, First Eagle Investment Management, LLC; President, First Eagle Funds; Prior to March 2016, Chairman and Chief Executive Officer, Jennison Associates LLC; prior to 2012, Vice Chairman and Chief Operating Officer, Jennison Associates LLC